Note 1 - Nature of Operations (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Retained Earnings (Accumulated Deficit)	$ (30,084,684)	$ (23,947,819)	$ (19,067,542)